EXHIBIT 99.1

John Deere Owner Trust 2008

Statement to Noteholders

$197,800,000 Class A-1 2.74080% Asset Backed Notes due May 8, 2009
$194,800,000 Class A-2 3.63% Asset Backed Notes due March 15, 2011
$151,270,000 Class A-3 4.18% Asset Backed Notes due July 15, 2012
$100,000,000 Class A-4 4.89% Asset Backed Notes due March 16, 2015
$9,808,817 Asset Backed Certificates

Payment Date:	15-Aug-08

(1) Before giving effect to distributions on this Payment Date:

(a) (i) Outstanding Principal Amount of Class A-1 Notes:	$111,202,353.08
(ii) A-1 Note Pool Factor:	0.5621959

(b) (i) Outstanding Principal Amount of Class A-2 Notes:	$194,800,000.00
(ii) A-2 Note Pool Factor:	1.0000000

(c) (i) Outstanding Principal Amount of Class A-3 Notes:	$151,270,000.00
(ii) A-3 Note Pool Factor:	1.0000000

(d) (i) Outstanding Principal Amount of Class A-4 Notes:	$100,000,000.00
(ii) A-4 Note Pool Factor:	1.0000000

(e) (i) Certificate Balance:	$9,808,817.00
(ii) Certificate Pool Factor:	1.0000000

(2) Amount of principal being paid on the Notes:

(a) Class A-1 Notes:	$27,446,251.55
per $1,000 original principal amount:	$138.76

(b) Class A-2 Notes:	$0.00
per $1,000 original principal amount:	$0.00

(c) Class A-3 Notes:	$0.00
per $1,000 original principal amount:	$0.00

(d) Class A-4 Notes:	$0.00
per $1,000 original principal amount:	$0.00

(e) Total:	$27,446,251.55

(3) (a) Amount of interest being paid on Notes:

(i) Class A-1 Notes:	$262,452.38
per $1,000 original principal amount:	$1.33

(ii) Class A-2 Notes:	$589,270.00
per $1,000 original principal amount:	$3.03

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(iii) Class A-3 Notes:	$526,923.83
per $1,000 original principal amount:	$3.48

(iv) Class A-4 Notes:	$407,500.00
per $1,000 original principal amount:	$4.08

(v) Total:	$1,786,146.21

(4) (a) Pool Balance (excluding accrued interest):
(i) at beginning of related Collection Period:	$562,680,026.71
(ii) at end of related Collection Period:	$535,035,291.26

(b) Note Value:
(i) at beginning of related Collection Period:	$567,081,170.84
(ii) at end of related Collection Period:	$539,634,919.29

(c) Pool Face Amount:
(i) at beginning of related Collection Period:	$645,930,209.82
(ii) at end of related Collection Period:	$613,545,501.83

(5) After giving effect to distributions on this Payment Date:

(a) (i) Outstanding Principal Amount of Class A-1 Notes:	$83,756,101.53
(ii) A-1 Note Pool Factor:	0.4234383

(b) (i) Outstanding Principal Amount of Class A-2 Notes:	$194,800,000.00
(ii) A-2 Note Pool Factor:	1.0000000

(c) (i) Outstanding Principal Amount of Class A-3 Notes:	$151,270,000.00
(ii) A-3 Note Pool Factor:	1.0000000

(d) (i) Outstanding Principal Amount of Class A-4 Notes:	$100,000,000.00
(ii) A-4 Note Pool Factor:	1.0000000

(e) (i) Certificate Balance:	$9,808,817.00
(ii) Certificate Pool Factor:	1.0000000

(6) Amount of Servicing Fee:	$468,900.02
per $1,000 original principal amount:	$0.72
(a) Amount of Servicing Fee earned:	$468,900.02
(b) Amount of Servicing Fee paid:	$468,900.02
(c) Amount of Servicing Fee Shortfall:	$0.00

(7) Amount of Administration Fee:	$100.00

(8) Aggregate Purchase Amounts for Collection Period:	$0.00

(9) (i) Amount in Reserve Account:	$9,805,183.00
(ii) Specified Reserve Account Balance:	$9,805,183.00

(10) (i) Scheduled Payments of Receivables 60 days or more past due:	$401,716.00
(ii) Scheduled Payments of Receivables 60 days or more past due as a percent of the Pool Balance:	0.08%

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(11) (i) Face Amount of Receivables 60 days or more past due:	$5,213,613.00
(ii) Face Amount of Receivables 60 days or more past due as a % of the Pool Face Amount:	0.85%
(iii) Face Amount of Receivables 60 days or more past due as a % of the Pool Balance:	0.97%
(iv) Rolling three month 60 days or more past due as a % of Pool Balance (Average Delinquency Ratio):	0.85%

(12) (i) Aggregate amount of net losses for the collection period:	$27,091.66
(ii) cumulative amount of net losses:	$70,190.78
(iii) Cumulative net loss as a percent of Initial Pool Balance (Cumulative Net Loss Ratio):	0.01%

(13) If the payment Date is in April 2010 or October 2010:
(i) Average Delinquency Ratio Test is met:	NA
(ii) Cumulative Net Loss Ratio Test is met:	NA
(iii) Specified Reserve Reduction Trigger is met:	NA
(iv) Reserve Account reduction as a result of Specified Reserve Reduction Trigger:	NA

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